Cash Held in Escrow (Narrative) (Details) $ in Thousands, $ in Thousands	1 Months Ended
	May 27, 2021 CAD ($)	May 27, 2021 USD ($)	Jul. 31, 2021 CAD ($)	May 27, 2021 USD ($)	Jul. 31, 2020 CAD ($)
Disclosure Of Cash Held In Escrow [Line Items]
Notional amount			$ 51,875
Cash held in escrow			$ 285,779		$ 0
Senior Secured Convertible Notes
Disclosure Of Cash Held In Escrow [Line Items]
Notional amount	$ 434,628			$ 360,000
Proceeds from issue of bonds, notes and debentures	$ 395,511	$ 327,600
Cash held in escrow				$ 229,320